Income Taxes (Details) - Schedule of Reconciliation of Effective Income Tax Rate - Income Taxes[Member]		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Reconciliation of Effective Income Tax [Line Items]
PRC statutory tax rate		25.00%	25.00%	25.00%
Effect of tax rate differential		(57.90%)	(131.90%)	(13.30%)
Valuation allowance deferred tax		(21.00%)	(81.50%)	(27.20%)
Non-deductible items	[1]	11.50%	53.60%	(1.40%)
Effective tax rate		42.40%	134.80%	(16.90%)

[1]	Non-deductible items mainly arise from expenses not deductible for tax purposes primarily including professional fees in relation to capital market and late penalty fees.